SEGMENT INFORMATION - Narrative (Details) - segment	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Number of operating segments	1
Number of reportable segments	1
Percentage of entity's revenue	75.40%
One Customer
Disclosure of geographical areas [line items]
Percentage of entity's revenue	10.90%	11.00%	11.20%